Capital disclosures and net debt (Tables)	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of the net debt ratio	At 31 December 2025, gearing was 23.1% (2024 22.7%).

		$ million
At 31 December	2025	2024
Finance debt	57,958	59,547
Less: fair value asset (liability) of hedges related to finance debt[a]	(780)	(2,654)
	58,738	62,201
Less: cash and cash equivalents	36,556	39,204
Net debt	22,182	22,997
Total equity	74,000	78,318
Gearing	23.1%	22.7%
aDerivative financial instruments entered into for the purpose of managing foreign currency exchange risk associated with net debt with a fair value liability position of $94 million (2024 liability of
$166 million) are not included in the calculation of net debt shown above as hedge accounting was not applied for these instruments.
Disclosure of reconciliation of liabilities arising from financing activities	An analysis of changes in liabilities arising from financing activities is provided below.

					$ million
	Finance debt	Currency swaps[a]	Lease liabilities	Partner payable for leases entered into on behalf of joint operations	Total liabilities arising from financing activities
At 1 January 2025	59,547	4,113	12,000	37	75,697
Exchange adjustments	127	—	399	2	528
Net financing cash flow	(3,290)	(22)	(3,091)	(2)	(6,405)
Fair value (gains) losses	1,664	(3,044)	—	—	(1,380)
New and remeasured leases/joint operations payables	—	—	5,449	(4)	5,445
Other movements	(90)	—	(186)	(2)	(278)
At 31 December 2025	57,958	1,047	14,571	31	73,607

At 1 January 2024	51,954	2,978	11,121	30	66,083
Exchange adjustments	(39)	—	(272)	(1)	(312)
Net financing cash flow	4,761	(27)	(2,833)	(14)	1,887
Fair value (gains) losses	(840)	1,162	—	—	322
New and remeasured leases/joint operations payables	—	—	3,441	24	3,465
Other movements[b]	3,711	—	543	(2)	4,252
At 31 December 2024	59,547	4,113	12,000	37	75,697
aCurrency swaps include cross currency interest rate swaps.
bIncludes $3,726 million of finance debt and $585 million of lease liabilities acquired as part of the Lightsource bp and bp Bunge Bioenergia business combinations.